Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The Board has adopted an Equity Grant Policy concerning the granting of Equity-Based Awards.[1] Under the Equity Grant Policy, the Company shall not backdate any Equity-Based Award or manipulate the timing of the public release of material information or the timing of the grant of an Equity-Based Award. To support the Equity Grant Policy, the Board and the Compensation Committee have adopted specific practices and procedures. The Board and the Compensation Committee believe that establishing fixed grant dates in advance, to the extent possible, helps ensure the integrity of the award granting process and effectively takes material nonpublic information into account with respect to the timing of awards. Accordingly, each grant of Equity-Based Awards shall be made on a pre-determined date. The annual grant of Equity-Based Awards to the CEO, other executive officers and employees shall be made under usual circumstances on the third business day following the Company’s release of earnings for the previously completed fiscal year, and such date shall serve as the grant date of such awards (unless otherwise specified by the Board or the Compensation Committee). Off-cycle grants of Equity-Based Awards shall have a grant date as determined by the Compensation Committee (or, if delegated to other persons in accordance with the Compensation Committee Charter, as reasonably determined by such delegates), and in all cases consistent with applicable laws, rules and regulations. Any annual grant of Equity-Based Awards to non-employee directors shall be made under usual circumstances on the third business day following the Company’s release of earnings for the first quarter of the current fiscal year, and such date shall serve as the grant date of such awards unless the Board (or the Compensation Committee, if authorized by the Board) determines otherwise.[2] The Compensation Committee does not believe that the Company has timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
No stock options were granted during 2025, and no stock options were outstanding at December 31, 2025.

Award Timing Method	Under the Equity Grant Policy, the Company shall not backdate any Equity-Based Award or manipulate the timing of the public release of material information or the timing of the grant of an Equity-Based Award.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Board and the Compensation Committee believe that establishing fixed grant dates in advance, to the extent possible, helps ensure the integrity of the award granting process and effectively takes material nonpublic information into account with respect to the timing of awards. Accordingly, each grant of Equity-Based Awards shall be made on a pre-determined date.
MNPI Disclosure Timed for Compensation Value	false